Document and Entity Information - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	May 10, 2017	Mar. 31, 2016
Document and Entity Information
Entity Registrant Name		Timberline Resources Corp.
Document Type		S-1
Document Period End Date		Sep. 30, 2016
Amendment Flag		false
Entity Central Index Key		0001288750
Current Fiscal Year End Date		--09-30
Entity Common Stock, Shares Outstanding			33,146,952
Entity Filer Category		Smaller Reporting Company
Entity Current Reporting Status		Yes
Entity Voluntary Filers		No
Entity Well-known Seasoned Issuer		No
Document Fiscal Year Focus		2016
Document Fiscal Period Focus		FY
Entity Public Float				$ 1,954,432
Entity Incorporation, State Country Name	Delaware	Delaware
Trading Symbol		tlrs